Patient Service Revenue (Tables)	9 Months Ended
Sep. 30, 2013
Patient Service Revenue by Payor (Abstract)
Patient Service Revenue [Text Block]
	For the nine months ended September 30,
	2013	2012

Medicare ESRD program	$3,258,043	$2,955,411
Private/alternative payors	2,833,762	2,671,895
Medicaid and other government sources	288,878	287,726
Hospitals	309,164	299,067
Total patient service revenue	$6,689,847	$6,214,099